INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES	12 Months Ended
Dec. 31, 2023
INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES [Abstract]
INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES
19	INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES

This item consists of the following:

	2023	2022 (Restated)	2021
	S/(000)	S/(000)	S/(000)
Interest and similar income
Interest on loans	15,044,864	12,419,281	10,170,680
Interest on investments at fair value through other comprehensive income	1,984,408	1,595,570	1,152,542
Interest on due from banks	1,133,211	467,387	49,637
Interest on investments at amortized cost	456,543	382,097	323,689
Interest on investments at fair value through profit or loss	48,376	38,550	50,562
Dividends received	46,080	29,226	40,637
Other interest and similar income	85,013	79,171	62,659
Total	18,798,495	15,011,282	11,850,406

Interest and similar expense
Interest on deposits and obligations	(3,141,307)	(1,688,245)	(865,474)
Interest on due to banks and correspondents	(1,158,665)	(683,078)	(435,426)
Interest on bonds and notes issued	(634,299)	(728,218)	(836,977)
Financial expenses of insurance activities	(466,814)	(426,477)	–
Deposit Insurance Fund	(237,441)	(230,255)	(213,741)
Interest on lease liabilities	(25,574)	(25,054)	(27,374)
Other interest and similar expense	(196,423)	(138,337)	(111,810)
Total	(5,860,523)	(3,919,664)	(2,490,802)